Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	General and Administrative Expense [Member] USD ($)	Research and Development Expense [Member] USD ($)	Series D-1 Redeemable Convertible Preferred Stock [Member]	Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member] USD ($)	Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member] USD ($)	Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member] Series D-1 Redeemable Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] General and Administrative Expense [Member]	Common Stock [Member] Research and Development Expense [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] General and Administrative Expense [Member] USD ($)	Additional Paid-in Capital [Member] Research and Development Expense [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Opening balances at Dec. 31, 2011	$ (32,729)				$ 42,004						$ 641			$ (33,370)
Opening balances, shares at Dec. 31, 2011					20,338,123			2,510,978
Issuance of preferred stock, net of issuance costs						23,784
Issuance of preferred stock, net of issuance costs, shares						9,670,730
Issuance of common stock, shares								41,666
Issuance of common stock upon exercise of stock options	3										3
Issuance of common stock upon exercise of stock options, shares								5,409
Stock-based compensation expense	243										243
Accretion of redeemable convertible preferred stock to redemption value	(35)				35						(35)
Issuance costs	(6)
Net loss	(14,093)													(14,093)
Ending balances at Dec. 31, 2012	(46,611)				65,823						852			(47,463)
Ending balances, shares at Dec. 31, 2012					30,008,853			2,558,053
Issuance of preferred stock, net of issuance costs							8,494
Issuance of preferred stock, net of issuance costs, shares	0						2,833,334
Issuance of restricted common stock	0				0			0			0			0
Issuance of common stock, shares				2,833,334
Issuance of restricted common stock, Shares								100,378
Issuance of common stock upon exercise of stock options	7										7
Issuance of common stock upon exercise of stock options, shares								18,217
Stock-based compensation expense	476										476
Accretion of redeemable convertible preferred stock to redemption value	(27)				27						(27)
Issuance costs	(6)
Net loss	(13,317)													(13,317)
Ending balances at Dec. 31, 2013	(59,472)				74,344						1,308			(60,780)
Ending balances, shares at Dec. 31, 2013					32,842,187			2,676,648
Issuance of common stock and restricted common stock	0				0			0			0			0
Issuance of preferred stock, net of issuance costs
Issuance of common stock and restricted common stock, shares								148,227
Issuance of preferred stock, net of issuance costs, shares	0
Issuance of common stock	69,518							1			69,517
Issuance of common stock, shares								5,750,000
Issuance of common stock upon exercise of stock options	35										35
Issuance of common stock upon exercise of stock options, shares	44,094							44,094
Stock-based compensation expense	2,644										2,644
Issuance of common stock in connection with employee stock purchase plan	64										64
Issuance of common stock in connection with employee stock purchase plan, shares								5,395
Issuance of common stock in payment		699	1,665									699	1,665
Issuance of common stock in payment, shares									79,545	189,393
Accretion of redeemable convertible preferred stock to redemption value	(11)				11						(11)
Issuance costs	(3,113)										(3,113)
Conversion of preferred stock to common stock	74,355				(74,355)			1			74,354
Conversion of preferred stock to common stock, shares					(32,842,187)			12,440,205
Conversion of preferred stock warrants to common stock warrants	960										960
Net loss	(28,648)													(28,648)
Ending balances at Dec. 31, 2014	$ 58,696							$ 2			$ 148,122			$ (89,428)
Ending balances, shares at Dec. 31, 2014								21,333,507